Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Current income tax expenses	$ 7,048	$ 4,559	$ 4,450
Deferred income tax benefits	(10,068)	(428)	(382)
Income tax expenses/(benefits)	$ (3,020)	$ 4,131	$ 4,068